Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Recurring - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities:
Liabilities, fair value	$ 610,680	$ 459,236	$ 5,044,441
Significant Other Unobservable Inputs (Level 3)
Liabilities:
Liabilities, fair value	610,680	459,236	5,044,441
Warrant liability ? Private Placement Warrants
Liabilities:
Liabilities, fair value	610,680	459,236	5,044,441
Warrant liability ? Private Placement Warrants | Significant Other Unobservable Inputs (Level 3)
Liabilities:
Liabilities, fair value	$ 610,680	$ 459,236	$ 5,044,441